Tel 713.758.2222 Fax 713.758.2346

Via EDGAR and Federal Express

October 17, 2012

Mara L. Ransom

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	WESTERN GAS EQUITY PARTNERS, LP

Confidential Registration Statement on Form S-1

Originally Submitted September 14, 2012

CIK No. 0001558315

Dear Ms. Ransom:

On behalf of Western Gas Equity Partners, LP, a Delaware limited partnership (the “Partnership”), set forth below are the Partnership’s responses to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated October 12, 2012, with respect to the Company’s Registration Statement on Form S-1, as confidentially submitted with the Commission on September 14, 2012 (the “Registration Statement”). This letter and a revised draft of the Registration Statement (“Amendment No. 1”) are being submitted on a confidential basis.

For your convenience, each response is prefaced by the exact text of the Staff’s corresponding comment in bold, italicized text. All references to page numbers and captions correspond to Amendment No. 1 unless otherwise specified. Capitalized terms used in this letter but not defined herein have the meanings given to them in the Registration Statement.

Information provided in this letter on behalf of the Partnership has been provided to us by the Partnership.

Vinson & Elkins LLP Attorneys at Law Abu Dhabi Austin Beijing Dallas Dubai Hong Kong Houston London Moscow New York Palo Alto Riyadh San Francisco Shanghai Tokyo Washington	First City Tower, 1001 Fannin Street, Suite 2500 Houston, TX 77002-6760 Tel +1.713.758.2222 Fax +1.713.758.2346 www.velaw.com

Mara L. Ransom

October 17, 2012

General

1. Please file all required exhibits, such as the legal and tax opinions and your partnership agreement, in a timely manner so that we may have time to review them before you request that your registration statement become effective.

Response:

The Partnership will file all required exhibits in a manner that provides the Staff with sufficient time to review before it requests that the Registration Statement become effective.

2. Please provide us with any artwork that has not been submitted and will be used in the prospectus, including the inside cover graphics.

Response:

The Partnership will provide the Staff with all artwork to be included in the Registration Statement with sufficient time to review before launching the road show.

3. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Partnership has not provided, nor has it authorized anyone to provide on its behalf, written materials to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act. The underwriters that are participating in the Partnership’s initial public offering have confirmed to the Partnership that they have not published or distributed any research reports about the Partnership in reliance upon Section 2(a)(3) of the Securities Act.

Mara L. Ransom

October 17, 2012

4. Please disclose the following risks on the cover page or advise:

•	A reduction in WES’s distribution will disproportionately affect the annual cash distributions to which you are currently entitled;

•

Your unitholders have limited voting rights, including that your unitholders do not elect your general partner or vote on your general partner’s directors and, upon completion of this offering, Anadarko will own a sufficient number of your common units to allow it to prevent the removal of your general partner; and

•

A brief description of the various conflicts of interest involved, including that WES GP owes fiduciary duties to WES’s unitholders that may conflict with your interests, and the modification of the state law fiduciary standard that may impact an investor’s interest.

Response:

The Registration Statement has been revised to disclose the requested risks on the cover page of the Registration Statement. Please see the cover page and page 29.

Prospectus Summary, page 1

5. Please revise your summary to briefly describe the most significant risks that WGP and WES face.

Response:

The Partnership has revised the “Prospectus Summary” section of the Registration Statement to include a new subsection entitled “Risk Factors” in response to the Staff’s comment. Please see pages 10 through 12.

Western Gas Equity Partners, LP, page 1

6. We note your disclosure in the first sentence under this heading and elsewhere in your filing that you were formed in September 2012. Please revise your disclosures to clarify, if true, that you were WGR Holdings, LLC and that you converted to a limited partnership legal form in September 2012 as we believe this provides additional important information to your investors. Additionally, please revise your disclosures throughout your filing concerning your ownership of WES’s equity units to clarify, if true, that

Mara L. Ransom

October 17, 2012

through your predecessor WGR Holdings, LLC, at June 30, 2012 you owned a 100% membership interest in WES GP, including all outstanding WES general partner units and all WES incentive distribution rights, and 40,422,004 WES common units, representing a 41.4% limited partner interest in WES.

Response:

The Partnership has revised the disclosures within the Registration Statement to address the Staff’s comment. Please see pages 1, 72, 107 and 164.

7. In your discussion of the hypothetical cash distribution, please disclose that the cash distributions will generally not be cumulative.

Response:

The Partnership has revised the disclosure on pages 5 and 177 in response to the Staff’s comment.

Western Gas Partners, LP, page 5

8. We note your disclosure in the first paragraph that two-thirds of WES’s services are provided under long-term contracts with fee-based rates. Please revise to provide investors with more insight into WES’s long-term contract profile, including any upcoming expirations, the status of any pending renewals and the weighted average remaining term under these contracts.

Response:

The Partnership has revised the disclosure on pages 5 and 108 to provide additional details regarding WES’s material long-term gathering and processing contract profile.

9. In the third paragraph on page 6, please clarify whether the throughput percentages attributable to production owned or controlled by Anadarko are inclusive or exclusive of equity investment throughput. In this regard, we note your disclosure in the penultimate paragraph on page 73. Please make similar revisions on pages 30, 107 and 165.

Mara L. Ransom

October 17, 2012

Response:

The Partnership has revised the disclosure on pages 6, 32, 109, 168, F-26, F-27 and F-52 to clarify that the throughput percentages attributable to production owned or controlled by Anadarko are exclusive of equity investment throughput.

10. If you choose to highlight WES’s growth strategy and competitive strengths in the summary, please balance that disclosure with a discussion of the principal challenges or risks associated with achieving that growth and the competitive weaknesses facing WES. For example, we note your disclosure in the penultimate bullet on page 8 that WES’s growth strategy includes pursuing accretive acquisitions. We also note the disclosure in your first risk factor on page 19 that because WES GP currently participates in incentive distribution rights at all levels, it is more difficult for an acquisition to show accretion for the WES common unitholders than if the incentive distribution rights received less incremental cash flow and, as a result, WES GP may determine to propose a reduction in the incentive distribution rights to facilitate an acquisition which would reduce the cash distributions to your unitholders. As another example, we note your disclosure in the penultimate paragraph on page 6 regarding Anadarko’s dedication of certain production to WES as well as your disclosure in the last risk factor on page 30 that Anadarko is under no contractual obligation to maintain its production volumes dedicated to WES and your disclosure in the third paragraph on page 82 that the low natural gas environment has resulted in fewer new well connections and, in some cases, temporary curtailments of production in some areas. Please make similar revisions in your business section.

Response:

The Partnership has revised the disclosures on pages 9 and 10 to cross-reference the added “Risk Factor” subsection of the “Prospectus Summary” section in response to the Staff’s comment and on pages 112 and 113 to cross-reference the “Risk Factors” section.

11. We note your tabular presentation of “Next Twelve Months EBITDA Multiple” for each of WES’s acquisitions since 2008. We have the following comments:

•

Please explain to us in detail why you are presenting this measure and how you believe it is meaningful to an investment decision. In this regard, if you are trying to depict expected future growth resulting from historical acquisitions, we assume that you have already conveyed that information within the explanation of the assumptions behind your estimate of cash available for distributions for the year ended December 31, 2013. Alternatively, if you are implying that the expected return on future

Mara L. Ransom

October 17, 2012

acquisitions will be consistent with the return on historical acquisitions, it is unclear to us that you have a reasonable basis for making that assertion. Please also explain to us why the EBITDA multiple would provide better information about expected future growth than the dollar amount of EBITDA expected to be contributed to your results.

•

You indicate that the numerator in this multiple is the “transaction purchase price.” Please clarify how this differs from the “Acquisition Price” as presented in this table and discussed in footnote (1). Additionally, please clarify whether this is the purchase price paid to a third party to acquire these assets or whether it is the carrying value of the assets on Anadarko’s books at the time that Anadarko transferred these assets to WES. We note that the carrying value of the assets on Anadarko’s books at the time these assets were transferred to WES could differ from the purchase price paid to a third party due to items such as depreciation, amortization, and fluctuations in working capital that occurred subsequent to the original acquisition. This is particularly unclear given your statement in footnote (1) that the “Acquisition Price” includes the value of units issued to Anadarko rather than the value of units issued to a third party.

•

You indicate that the denominator in this multiple is a forecast of EBITDA “for the ensuing 12 months (at the time of acquisition).” The meaning of “at the time of acquisition” is unclear since most of these projects were acquired more than 12 months prior to your latest historical balance sheet date; therefore, EBITDA for the 12 months following the date of acquisition should be known rather than a forecast. Please revise to clarify this matter.

•

If you present forecasted financial information, you should also present historical information for a recent 12 month period and a narrative explanation of any assumptions you made about changes that would cause future results to differ from historical results. Additionally, you must have a reasonable basis for your forecast. If you present a separate forecast of EBITDA for each project listed in this table, you should present historical EBITDA and a discussion of assumptions separately for each project listed. If you retain these forecasted financial numbers, please revise to comply with Item 10(b) of Regulation S-K and Rule 11-03 of Regulation S-X.

Mara L. Ransom

October 17, 2012

Response:

The Partnership has removed the references to the Next Twelve Months EBITDA Multiples in response to the Staff’s comment. The Partnership has also included clarifying language relative to the meaning of “Acquisition Price.” Please see pages 7 and 110.

12. Please revise your disclosure on page 7 to include the Red Desert expansion project described at the top of page 109 or advise.

Response:

The Partnership has revised the disclosure on page 8 to include the Red Desert expansion project.

Risk Factors, page 18

Our rate of growth may be reduced to the extent we purchase additional WES common units, which will reduce the percentage of our cash flow that we receive from the incentive distribution rights, page 20

13. Please review the penultimate sentence to also disclose the percentage of cash flows you will receive from WES that is attributable to your ownership of the incentive distribution rights upon completion of the offering assuming the underwriters exercise their over-allotment option in full.

Response:

The Partnership has revised the disclosure on page 22 in response to the Staff’s comment.

Our Cash Distribution Policy and Restrictions on Distributions, page 52

Limitations on Cash Distributions and Our Ability to Change Our Cash Distribution Policy, page 52

14. Please discuss your general partner’s ability to approve a waiver or reduction to WES’s incentive distribution rights without the consent of your unitholders. Disclose how this would decrease the amount of cash available to pay distributions to your unitholders.

Mara L. Ransom

October 17, 2012

Response:

The Partnership has revised the disclosure to describe the ability of its general partner to approve a waiver or reduction to WES’s incentive distribution rights. Additionally, in response to the request to discuss the impact of a waiver or reduction on cash distributions, the Partnership has included a cross-reference to the risk factor entitled “WES GP, with our consent but without the consent of our unitholders, may limit or modify the incentive distributions we are entitled to receive from WES, which may reduce our cash distributions to you.” Please see pages 54 and 55.

Estimated Minimum Necessary WES Adjusted EBITDA, page 61

15. Please explain to us in more detail how you determined the Estimated Minimum Necessary Adjusted EBITDA attributable to Western Gas Partners, LP of $312.1 million. In this regard, we note that your current calculation results in an excess of estimated available cash of WES of $6 million, so it appears you are presenting Adjusted EBITDA of WES beyond the minimum amount necessary to achieve your desired distribution.

Response:

As described in footnotes (1) and (8) to the table, the approximate $6.0 million of excess estimated available cash presented in the table serves to demonstrate that WES would be able to pay the Partnership sufficient cash distributions to permit the Partnership to pay the full initial quarterly distribution on all of its outstanding common units both (i) in the event of an offering size that is consistent with the maximum aggregate offering price presented on the cover page of the Registration Statement ($362,250,000) and (ii) in the event of an approximate 20% increase in such maximum aggregate offering price (whether resulting from an increase in the number of units offered or the offering price, or both), in each case, inclusive of any exercise of the underwriters’ option to purchase additional units, which has a dilutive effect. The potential increase in the offering size directly impacts the presentation of the forecast because any additional net proceeds of the offering will be used by the Partnership to purchase additional WES common and general partner units. This in turn will increase the amount of available cash that WES will need in order to pay a specified distribution level on all of its common units, and will also increase the amount of cash received by the Partnership in respect of the additional WES common and general partner units it owns. The Partnership believes the proposed presentation is the most conservative means of demonstrating its ability to pay the initial quarterly distribution on all of its common units, giving due consideration to the reasonably foreseeable variation in the aggregate size of the offering.

Mara L. Ransom

October 17, 2012

As noted on pages 61 and 64, the Partnership’s management believes that the actual Adjusted EBITDA attributable to Western Gas Partners, LP for the year ending December 31, 2013 will exceed the estimated minimum amount of $312.7 million. The presentation in the forecast is not intended to depict WES’s full expected financial and operational performance for the year ending December 31, 2013 (which will be released in the form of annual guidance in the first quarter of 2013 consistent with WES’s past practices); rather, it serves to show the minimum amount of WES Adjusted EBITDA necessary to enable the Partnership to pay the initial quarterly distribution on all of its outstanding common units during the year ending December 31, 2013, based on the offering size assumptions described above. The methodology underlying the forecast is described in greater detail in the Partnership’s response to comment 16.

16. Please explain to us in more detail how you determined the assumptions on page 62 related to your operations for the year ended December 31, 2013. Specifically, please address whether the estimated throughput is based on your expected throughput for the year or the minimum throughput you think is necessary to achieve the minimum Adjusted EBITDA. Please also explain to us in more detail why you have assumed that transportation volumes for the White Cliffs pipeline will increase. Please also explain in more detail your assumption that equity-based compensation will decrease, since it is unclear to us that the Incentive Plan that will be terminated would not be replaced with some other form of compensation for the employees seconded to WES.

Response:

The Partnership’s calculation of estimated throughput represents its estimate of the minimum throughput that it believes will generate the minimum WES Adjusted EBITDA necessary to enable it to pay its annualized initial quarterly distribution on all of its common units if the aggregate offering size increases as described above and in the Registration Statement. The Partnership calculated its estimated minimum throughput as follows:

•

The Partnership adjusted the estimated minimum Adjusted EBITDA attributable to Western Gas Partners, LP of $312.7 million for certain items, including forecasted property and ad valorem taxes and general and administrative expenses, to derive an estimated minimum gross margin;

•

The Partnership divided the estimated minimum gross margin into gross margin attributable to (i) gathering, treating and transportation, (ii) processing and (iii) equity investment, based on the percentage that each subset represents in the current 2013 forecast for Western Gas Partners, LP; and

Mara L. Ransom

October 17, 2012

•

The Partnership divided each category of minimum gross margin by the applicable gross margin per Mcf included in the current 2013 forecast for Western Gas Partners, LP, which yielded a minimum estimated throughput for each category.

The Partnership believes that throughput volumes for the White Cliffs pipeline will increase due to (i) continued robust drilling activity in the Wattenberg Field, (ii) White Cliff’s recently announced binding open season to expand capacity on the White Cliffs Pipeline by approximately 80,000 bpd and (iii) White Cliffs’ status as the only pipeline delivering crude oil out of the basin and to the crude oil marketing hub in Cushing, Oklahoma. Even in the current commodity price environment, White Cliffs’ largest customer has announced plans to move additional rigs into the basin in late 2012.

With respect to equity-based compensation expense, the Partnership will have no equity compensation plan similar to the Incentive Plan, in which the value of the awards is tied to the value of the general partner of Western Gas Partners, LP. Although the Partnership will have a typical long-term incentive plan, the Partnership expects that awards under this plan will be settled in common units of the Partnership (as opposed to cash-settled liability-based awards granted under the Incentive Plan), and the Partnership therefore anticipates that it will result in significantly lower equity-based compensation expense.

17. Please revise your assumptions on page 62 to state, if true, that you have assumed that WES GP will not propose a waiver or reduction in WES’s incentive distribution rights.

Response:

The Partnership has revised the assumptions discussion on page 65 to include the assumption that WES GP will not propose a waiver or reduction in WES’s incentive distribution rights during the forecast period.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 70

Overview of WES, page 73

18. We note your disclosure in the first paragraph on page 74 that WES has received significant dedication from Anadarko for certain production Anadarko owns or controls. Please revise your disclosure here and elsewhere in your prospectus regarding this dedication to clarify how Anadarko has dedicated such natural gas production to WES, such as through contract or otherwise.

Mara L. Ransom

October 17, 2012

Response:

The Partnership has revised the disclosure on pages 6, 32, 76 and 109 to clarify that Anadarko has dedicated such natural gas production to WES pursuant to the applicable gathering agreements.

Non-GAAP Financial Measures, page 75

19. We note that your definition of Adjusted EBITDA adjusts for other nonrecurring adjustments that are not settled in cash. Please tell us what items are included in other nonrecurring adjustments.

Response:

Although WES’s definition of Adjusted EBITDA includes a reconciling item for “other nonrecurring adjustments that are not settled in cash,” WES has never included an amount under this category in its reconciliations. Accordingly, references to this reconciling item have been deleted from the definition of Adjusted EBITDA on pages 60, 61 and 77. Further, WES will prospectively modify the definition of Adjusted EBITDA in its future filings to be consistent with the presentation in the Registration Statement.

20. We note that you reconcile Adjusted EBITDA to both net income and net cash provided by operating activities. Please tell us how you have complied with Question 102.06 of our Compliance and Disclosure Interpretations concerning Non-GAAP Financial Measures, available on our website at http://www.sec.gov/divisions/corpfin/guidance/nongaapinterp.htm.

Response:

The Partnership has revised the table on page 79 to include the three major categories in the statement of cash flows.

21. We note your discussion of Distributable cash flow. You indicate that you use Distributable cash flow to compute the coverage ratio of estimated cash flows to planned cash distributions. Since you use this metric to measure your ability to make cash payments to your investors, please explain to us how this is not a measure of liquidity and why this metric should not also be reconciled to net cash provided by operating activities.

Mara L. Ransom

October 17, 2012

Response:

The Partnership’s management uses Distributable cash flow (“DCF”) as a performance metric, not as a measure of liquidity.

While DCF is calculated based on a number of line item reconciling adjustments to net income, its calculation is derived primarily from Adjusted EBITDA, with further significant adjustments for (i) amounts spent for maintenance capital expenditures and (ii) amounts spent for interest expense. By incorporating these items into the calculation of DCF, WES is able to measure and track the performance of its operating assets in conjunction with both the capital efficiency and financing costs of such assets. DCF is therefore a useful tool in measuring the financial performance of WES’s business activities, as these activities underpin the availability of cash flows to fund the cash distributions WES pays to its unitholders. Management therefore uses DCF as an important tool in both comparing a current period to past periods, as well as comparing WES’s performance to that of its peers.

The Partnership also notes that DCF is used by management as a proxy for available cash (which is determined on a cash basis after quarter end) to compare the amount of cash distributable to investors for a particular period against past periods. The Partnership does not believe that a presentation of DCF as a liquidity measure is appropriate, because all of WES’s available cash (and therefore a significant portion of DCF) is distributed to investors each quarter. As such, WES manages and tracks its liquidity needs not through retained DCF, but through cash flows generated from operations, borrowings under its revolving credit facility and issuances of additional debt or equity securities.

Results of Operations, page 83

22. In your analysis of results of operations, you often attribute period-to-period changes to a combination of several different factors, such as in your discussion of results for your natural gas gathering, processing and transportation revenues, your operation and maintenance expense and your general and administrative, depreciation and other expenses. When you list multiple factors that contributed to changes, please quantify, if possible, the impact of each factor that you discuss to provide better insight into the underlying reasons behind the changes in your results. Refer to Item 303(a)(3) of Regulation S-K and our Release No. 33-8350.

Mara L. Ransom

October 17, 2012

Response:

The Partnership has revised the disclosure on pages 88, 90 and 91 to quantify, to the extent material, the impact of each factor discussed to provide further insight into the underlying reasons behind the changes in its results. The Partnership will undertake to update the quarterly period disclosure in a future amendment to the Registration Statement, which will include September 30, 2012 financial information.

Liquidity and Capital Resources, page 94

Consolidated Historical Cash Flow, page 96

23. Please revise to better explain the underlying reasons behind the changes in your cash flows and the variability in your cash flows, particularly for your operating cash flows. Please ensure that you do not merely recite the information seen on the face of your cash flow statement.

Response:

The Partnership has revised the disclosure on page 99 to explain the underlying reasons behind the changes to its operating cash flows. The Partnership believes that all material drivers for changes in net cash provided by financing activities and net cash used in investing activities have been adequately disclosed. The Partnership will undertake to update the quarterly period disclosure in a future amendment to the Registration Statement, which will include September 30, 2012 financial information.

Management, page 134

Executive Compensation Discussion and Analysis, page 138

24. Other than future awards under the Western Gas Equity Partners, LP Long-Term Incentive Plan, please disclose whether the officers of your general partner will receive any compensation for serving as officers of your general partner that is in addition to the compensation they receive for serving as officers of WES GP that is reimbursable to Anadarko under the WES omnibus agreement. If not, please revise the first paragraph to so state.

Response:

The general partner of the Partnership has no current intention of providing its officers with any compensation in addition to that which such officers receive as officers of the general partner of WES. The Partnership has added disclosure to this effect on page 141.

Mara L. Ransom

October 17, 2012

25. Please revise the header in the table on page 139 to refer to WES GP as opposed to your general partner, if true. Please also revise the references to “our named executive officers” in each element of compensation to refer to WES’s named executive officers, if true, as you do in the second paragraph on page 141. Please review this section for compliance with this comment and make any additional conforming changes.

Response:

The Partnership has revised its disclosure on pages 142, 143, 151 and 155 to correct the erroneous references.

Business, page 105

Western Gas Partners, LP—Overview, page 106

26. Please balance your disclosure in the first paragraph on page 108 to include a discussion of the risks noted in the last paragraph on page 6.

Response:

The Partnership has revised the disclosure on pages 109 and 110 in response to the Staff’s comment to add the requested discussion of risks.

Description of the Common Units, page 173

27. Please revise the discussion of your common units to briefly clarify that under certain circumstances Anadarko will be entitled to receive arrearages on its common units as described in the second paragraph on page 11.

Response:

The Partnership has revised the disclosure on page 177 to discuss the circumstances under which Anadarko will be entitled to receive arrearages on its common units.

The Partnership Agreement of Western Gas Partners, LP, page 187

28. Please revise to describe under this heading or in another appropriate place in your prospectus the section of the WES partnership agreement governing the reset of incentive

Mara L. Ransom

October 17, 2012

distribution target levels or explain why this is not appropriate. In addition, please tell us what consideration you gave to disclosing an example demonstrating the effect of an election under this section and the related impact on the hypothetical annualized WES distributions to you as shown in the graphic at the bottom of page 4. To facilitate our review, in your response please provide us with an example demonstrating the effect of an election under this section and show us how the hypothetical annualized WES distribution graphic at the bottom of page 4 would change after giving effect to such a reset.

Response:

For the reasons described below, the Partnership believes that the possibility of an exercise by WES GP of the contractual right to reset WES’s incentive distribution rights (“IDRs”) is remote and, accordingly, the inclusion of additional disclosure regarding the reset provisions would be potentially confusing to an investor. The Partnership does not believe the application of the reset provisions is material to an investor’s decision to invest in the Partnership’s common units.

The inclusion of the IDR reset provisions in the partnership agreements of master limited partnerships in the recent past was partly designed to provide the general partner and its affiliates with a contractual mechanism to exchange an illiquid, option value security (i.e., the IDRs) for a liquid security of its publicly traded partnership subsidiary (i.e., common units of the publicly traded partnership). In the context of this public offering, which involves the offer and sale of securities of the entity which indirectly owns WES’s 2.0% general partner interest and IDRs, a new class of publicly traded common units (i.e., the Partnership’s common units) will be created, eliminating the need for a contractual exchange mechanism for liquidity and valuation, as the Partnership’s common units will have an established market value.

In addition, while the reset of the IDRs would also serve to mitigate the higher cost of capital associated with the IDRs’ increasing sharing percentages that result from WES increasing its per unit distribution level, in the context of the Partnership’s interrelationship with WES, WES GP (which is owned and controlled by the Partnership) will, as described elsewhere in the Registration Statement, otherwise retain the right to limit or modify the incentive distributions in order to facilitate (or make “accretive”) a particular acquisition or capital project. This retained right to limit or modify WES’s IDRs practically eliminates the utility of the reset election for purposes of mitigating cost of capital or accretion/dilution issues.

Mara L. Ransom

October 17, 2012

Finally, in terms of the relative investment characteristics of the Partnership’s common units as compared to WES’s common units, the Partnership’s common units are generally expected to be a higher growth security, to the extent that WES is successful in the execution of its business strategy and is able to (i) increase its per unit distribution level and/or (ii) issue additional WES common units (while maintaining or increasing its per unit distribution level). The higher expected relative growth associated with the Partnership’s common units as compared to WES’s common units is illustrated and described on pages 4 and 5 of the Registration Statement. While the exercise of the IDR reset election would not impact current cash flows, as more fully described below, it would materially undermine the expected and intended growth trajectory of the Partnership’s cash flows, and the Partnership therefore has no intention of electing to utilize the reset mechanism in the foreseeable future.

By way of illustration, assuming a quarterly distribution by WES of $0.48 (equivalent to WES’s most recently paid quarterly distribution), if WES GP elected to exercise the IDR reset, the combined cash distributions attributable to the WES general partner units and IDRs held by the Partnership resulting from the annualized distribution levels of $1.92 and $3.20 would range from approximately 3.8% to approximately 25.3% (as a percentage of all cash distribution received by the Partnership from WES). By contrast, in the absence of the reset election, such percentages range from approximately 23.5% to approximately 51.4%, as shown of the graph on page 4. Accordingly, any such reset election would be destructive to the expected growth profile associated with the WES partnership interests to be held by the Partnership at the closing of this offering.

For all of the reasons stated above, the Partnership does not believe that additional, more detailed disclosure regarding the IDR reset provisions would be meaningful to an investor’s investment decision.

Material U.S. Federal Income Tax Consequences, page 202

Taxation of the Partnership, page 203

Partnership Status, page 203

29. We note your use of the word “should” in the penultimate sentence of the last full paragraph on page 203, which suggests there is a lack of authority directly addressing this tax consequence, conflicting authority or significant doubt about this tax consequence. Please explain why you cannot express a more definitive opinion and describe the degree of uncertainty in the tax opinion or revise. Please also provide risk factor and/or other appropriate disclosure setting forth the associated risks to investors. Refer to Section III.C.4 of Staff Legal Bulletin No. 19, Legality and Tax Opinions in Registered Offerings.

Mara L. Ransom

October 17, 2012

Response:

The Partnership has revised the disclosure on page 206 to note that the deemed contribution and liquidation would not result in recognition of taxable income by the Partnership’s common unitholders or the Partnership so long as the Partnership’s liabilities do not exceed the tax basis of its assets.

Unaudited Pro Forma Condensed Consolidated Financial Statements, page F-2

Pro Forma Condensed Statement of Income, page F-3

30. We note your pro forma adjustment (a) related to estimated general and administrative costs associated with being a public limited partnership. It is unclear to us that this adjustment is permitted under Rule 11-02(b)(6) of Regulation S-X. Specifically, it is unclear to us that the incremental amount you will spend as a result of being a public limited partnership is factually supportable and objectively measurable. Please note that projected information should not be included within your Article 11 pro forma financial statements, although we will not object to your disclosure such information in a footnote to your pro forma financial statements. Please advise or revise.

Response:

The Partnership has adjusted the unaudited pro forma financial statements and corresponding notes thereto to eliminate a pro forma adjustment for the incremental general and administrative expenses anticipated to be incurred by the Partnership as a result of being a publicly traded partnership. Please see pages 19, F-4 and F-6.

Financial Statements for the Year Ended December 31, 2011, page F-7

General

31. We note that you have labeled these financial statements as the financial statements of Western Gas Equity Partners, LP (WGP). We also note that WGP was not formed until September 2012, subsequent to the latest interim balance sheet date presented in these financial statements. We also note your statement that WGP was formed by converting WGR Holdings, LLC (WGR) into a limited partnership and changing its name. We have the following comments:

•	Please confirm our understanding that the financial statements you are presenting are the financial statements of the predecessor WGR.

Mara L. Ransom

October 17, 2012

•	Please confirm our understanding there will be no change to the equity accounts once you update your financial statements to a balance sheet date that encompasses the conversion of legal form.

•

Please confirm our understanding that WGR controlled WES GP, and therefore qualified under GAAP to consolidate WES, for all periods presented in your historical financial statements. To assist us in understanding your response to this matter, please tell us WGR’s ownership of WES general partner units and WES common units during each period presented in your historical financial statements.

Response:

The Partnership confirms the Staff’s understanding with respect to each of the items noted in the three bullet points of Comment 31. With respect to the third bullet point, as of December 31, 2011, WGR directly held 39,789,221 WES common units, representing a 43.3% limited partner interest in WES, and through its 100% ownership interest in WES GP, held 100% of the general partner units and 100% of WES’s IDRs. As of December 31, 2010, WGR directly held 36,838,937 WES common and subordinated units, representing a 46.5% limited partner interest in WES, and through its 100% ownership interest in WES GP, held 100% of the general partner units and 100% of WES’s IDRs. As of December 31, 2009, WGR directly held 35,170,052 WES common and subordinated units, representing a 54.8% limited partner interest in WES, and through its 100% ownership interest in WES GP, held 100% of the general partner units and 100% of WES’s IDRs.

Consolidated Statements of Income, page F-8

32. We note that a portion of your revenues from affiliates consists of “Equity income and other, net.” Please explain to us why you believe it is appropriate to classify equity income in revenues. Refer to Rule 5-03 of Regulation S-X. Also quantify for us the amount of this line item that is comprised of equity income for each period presented.

Response:

The Partnership acknowledges that it has not presented its equity income from unconsolidated subsidiaries below income tax expense as outlined in Rule 5-03 of Regulation S-X. However, as noted by Rule 5-03(b)(12) and by reference to Rule 4-01(a), equity income from unconsolidated subsidiaries may be presented in a different position and a different manner if justified by the circumstances. The Partnership’s equity method investments include two gathering systems in Wyoming (Fort Union and Rendezvous) and a

Mara L. Ransom

October 17, 2012

crude oil pipeline which transports crude oil from Colorado to Oklahoma (White Cliffs). The Partnership believes its equity method investments are integral to its operations, and therefore, the equity in the earnings of such affiliates should be presented as part of operating income. The basis for the Partnership’s belief is as follows:

•

The Partnership’s equity-method investments consist solely of investments in companies that are only engaged in its core business of owning, operating, acquiring and developing midstream energy assets, and as described in the following paragraph, are also strategically linked to other assets that the Partnership owns and controls;

•

Although the Partnership does not control the investments, it is actively involved in the operations of the entities. At Fort Union, Anadarko is physical operator and construction manager of the related assets. For White Cliffs and Rendezvous, WES is not the operator, but certain business decisions require majority or unanimous approval of the members; and

•

The Partnership views the investees to be integral to its business. The financial and operating performance reviews include the results of these unconsolidated entities within operating income. Furthermore, the Partnership’s throughput analysis includes its proportionate share of volumes from these assets. For these reasons, the Partnership views these investments as an integral part of its overall business strategy and a component of the overall growth of the Partnership.

Furthermore, the Partnership believes the equity income it earns is a component of revenue as it is analogous to the revenue it generates from its consolidated operating activities. Each of these investments was acquired as a means of efficiently expanding the Partnership’s operations in an area where it already owns and controls other assets. Specifically, (a) the Fort Union assets serve production in the Powder River Basin, and are connected to the Partnership’s MIGC pipeline, Bison gas treating facility, and Hilight processing plant, (b) the White Cliffs pipeline serves production solely from the DJ Basin and from the same wells served by the Partnership’s Wattenberg gathering system and Platte Valley gathering system, and (c) the Rendezvous gathering system delivers gas to the Partnership’s Granger processing plant in the Green River Basin. The Partnership therefore believes presenting equity income from these investments as a separate line item within revenues is the most appropriate presentation of its consolidated results, as the Partnership’s equity-method investments consist solely of investments in companies that are not only

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October 17, 2012

engaged in its core business of owning, operating, acquiring and developing midstream energy assets, but are also strategically linked to other assets that the Partnership owns and controls. Given this strategic linkage, the Partnership determined that this reporting approach provides the most logical and transparent way for it to present its financial results to its investors.

Equity income for the years ended December 31, 2011, 2010 and 2009 was $11.3 million, $7.6 million and $7.9 million, respectively, and represents less than 1.5% of the Partnership’s revenues.

Consolidated Statements of Cash Flows, page F-11

33. We note that you separately present contributions from and distributions to noncontrolling interest owners and Parent from contributions from and distributions to Anadarko. Please tell us how “Parent” and “Anadarko” differ, and consider clarifying this to your investors.

Response:

As defined in Note 1, Summary of Significant Accounting Policies beginning on page F-12, “Anadarko” and “Parent” are interchangeable, both referring to Anadarko Petroleum Corporation and its consolidated subsidiaries, excluding Western Gas Equity Partners, LP. In an effort to clarify the disclosure for investors, the Partnership has revised the line items “Contributions from noncontrolling interest owners and Parent” and “Distributions to noncontrolling interest owners and Parent” to read “Contributions from noncontrolling interest owners and Anadarko” and “Distribution to noncontrolling interest owners and Anadarko.” Please see pages 169, F-10, F-11, F-28, F-43, F-44 and F-53.

Note 1. Summary of Significant Accounting Policies, page F-12

Basis of presentation, page F-12

34. You indicate that because you control WES GP, you are required under GAAP to consolidate the financial results of WES. Please provide us with your analysis of limited partner rights to support your presumption of general partner control. Refer to ASC 810-20-25.

Mara L. Ransom

October 17, 2012

Response:

There are no limited partners of WES GP to preclude the Partnership’s control of WES GP. The Partnership owns 100% of WES GP, and thereby indirectly owns the entire 2.0% general partner interest and incentive distribution rights in WES. We have revised the disclosure on pages F-12 and F-45 to read as follows: “The consolidated financial results of WES are included in WGP’s financial statements due to WGP’s 100% ownership interest in WES GP and WES GP’s control of WES.”

In evaluating WES GP’s consolidation requirements with respect to WES under ASC 810-20-25, the Partnership determined that WES’s limited partners do not have substantive kick-out rights because:

•

under Section 11.2 of the WES Partnership Agreement, unitholders cannot remove WES GP without the approval of unitholders holding at least 66 2/3% of the outstanding units (including common units held by WES GP and its affiliates) voting as a single class; and

•

as of June 30, 2012, 95,783,116 WES common units were outstanding, 40,422,004 (or 42.2%) of which were held by entities under common control of WES GP, and 55,361,112 (or 57.8%) of which were held by the public.

Accordingly, WES’s unaffiliated limited partners do not have sufficient voting power under the WES Partnership Agreement to remove WES GP as the general partner of WES.

Further, under ASC 810-20-25-13, WES’s limited partners do not have substantive participation rights in the management of WES because they do not have contractual or legal rights to participate, nor do they participate, in selecting, terminating or setting the compensation of WES’s management or in establishing WES’s operating and capital decisions.

For the above reasons, the Partnership respectfully submits that the presumption of WES GP’s control of WES is not overcome, and that therefore WES GP should consolidate the financial results of WES, which results are then consolidated by the Partnership by virtue of its 100% ownership of WES GP.

WGP noncontrolling interests, page F-13

35. Please tell us where in your footnotes you have provided the information required by ASC 810-10-50-1A(d) or explain why this information is not applicable to you.

Mara L. Ransom

October 17, 2012

Response:

As of June 30, 2012, the Partnership’s noncontrolling interests consisted of the interests in Chipeta Processing LLC (“Chipeta”) held by Anadarko and a third-party member, and the publicly held limited partner interests in WES. Per ASC 810-10-50-1A(d), a parent with one or more less-than-wholly owned subsidiaries must disclose, in the notes to the consolidated financial statements, a separate schedule that shows the effects of any changes in a parent’s ownership interest in a subsidiary on the equity attributable to the parent. The Partnership respectfully submits that, based on the example schedule provided in ASC 810-10-55-4M illustrating the requirements in ASC 810-10-50-1A(d), a separate tabular presentation of the effects of changes in the Partnership’s ownership of its noncontrolling interests on partners’ capital is not necessary, because the information that would be contained within such a separate table is presented within the Partnership’s consolidated statements of equity and partners’ capital and the footnotes thereto. The Partnership has presented in tabular form below the information required by ASC 810-10-50-1A(d) and indicated where those items appear within the Partnership’s consolidated statements of equity and partners’ capital.

Net income (attributable to WGP)	$75,643	(a)

Transfers (to) from the noncontrolling interest
WES equity transactions, net	$31,623	(a)

Net transfers (to) from noncontrolling interest	$31,623

Change from net income attributable to WGP and transfers (to) from noncontrolling interests	$107,266	(b)

(a)	Presented on the face of consolidated statement of equity and partners’ capital.
(b)	Disclosed in the last sentence of footnote (3) to the consolidated statement of equity and partners’ capital.

Mara L. Ransom

October 17, 2012

The Partnership notes that the disclosure requirements in ASC 810-10-50-1A(d) were not applicable prior to the conversion of the subordinated units on August 1, 2011, as there was no impact to partners’ capital (equity attributable to the parent) for WES equity transactions. See Note 1, Summary of Significant Accounting Policies—WGP noncontrolling interests and Note 4, Equity and Partners’ Capital—Conversion of WES subordinated units, for a discussion of the change in the Partnership’s ownership interest in WES upon the conversion of WES’s subordinated units in 2011.

Note 6. Equity-Based Compensation, page F-29

36. Please explain to us why the fair value of outstanding awards under the Incentive Plan is characterized as a dividend payable to Andarko.

Response:

As discussed in Note 6, Equity-Based Compensation—Equity incentive plan and Anadarko incentive plans, awards granted under the Western Gas Holdings, LLC Equity Incentive Plan (the “Incentive Plan”) are ultimately settled in cash and periodically revised based on the estimated fair value of WES GP, using a discounted cash flow estimate and multiples-valuation terminal value. The Partnership respectfully submits that the employee accounting model under ASC 718 does not directly apply to the awards granted under the Incentive Plan within the consolidated financial statements of the Partnership because the Unit Appreciation Rights (“UARs) and Unit Value Rights (“UVRs”) were awarded to the executive officers of WES GP as employees of Anadarko (the Partnership, WES GP and WES do not have employees). While treatment of these awards is not explicitly addressed in ASC 718, the Partnership has, based on the interpretive guidance, applied a similar model.

EITF Issue 00-23 clarified the accounting for the grantor (the Partnership) and the employer (Anadarko) in the separate respective separate financial statements when an entity grants options on its stock to employees of another entity within the same control group. Issue 21 of EITF Issue 00-23 indicated that the grantor (the Partnership) should measure the fair value of the option or award at the grant date and recognize that amount as a dividend to the controlling entity (Anadarko). Although this specific guidance in EITF Issue 00-23 was not codified in the ASC, the Partnership believes that the guidance should be applied to awards accounted under ASC 718.

Because Anadarko, as the ultimate parent of the Partnership, can direct the Partnership to grant awards to employees of other members of the consolidated group, awards granted by one member of the consolidated group to employees of another member of the group are recorded in the Partnership’s financial statements as a dividend to Anadarko, measured at the fair value of the award at the date of grant.

Mara L. Ransom

October 17, 2012

In this manner, the Partnership has classified the fair value of the outstanding awards under the Incentive Plan as a dividend payable to Anadarko within current liabilities for vested awards which have not been cash-settled, and as long-term liabilities for unvested awards which are outstanding.

Part II, page II-1

Item 17. Undertakings, page II-6

37. Please revise to include the undertakings required by Item 512(a)(5)(ii) and (6) of Regulation S-K.

Response:

The Partnership has revised the Registration Statement to include the referenced undertakings. Please see pages II-6 and II-7.

Mara L. Ransom

October 17, 2012

Please direct any questions that you have with respect to the foregoing or with respect to the Registration Statement or Amendment No. 1 to David P. Oelman at Vinson & Elkins L.L.P. at (713) 758-3708.

Very truly yours,

By:	/s/ David P. Oelman
David P. Oelman

Enclosures

cc:	Lisa Sellars (Commission)

Jennifer Thompson (Commission)

Scott Anderegg (Commission)

Catherine Brown (Commission)

Alan Beck (Vinson & Elkins L.L.P.)

Donald R. Sinclair (Partnership)

Philip H. Peacock (Partnership)